SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 319,978	$ 293,072	$ 270,884
Property and equipment, net (Note 6)	41,955	45,598	35,652
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	154,175	150,423	140,569
Property and equipment, net (Note 6)	12,687	13,138	14,524
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	85,622	69,091	57,764
Property and equipment, net (Note 6)	20,644	23,488	13,617
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	80,181	73,558	72,551
Property and equipment, net (Note 6)	$ 8,624	$ 8,972	$ 7,511